Shareholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 27, 2019 shares	Jan. 31, 2021 CAD ($) shares $ / shares	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Disclosure of Shareholder's Equity [Line Items]
Number of share options granted in share-based payment arrangement	1,090,000	1,085,000	0	1,090,000
Description of vesting requirements for share-based payment arrangement	1/3 on December 27, 2020, 1/3 on December 27, 2021 and 1/3 on December 27, 2022.
Options with potential future dilutive effect not included in calculation of diluted earnings per share			2,455,002	(3,518,335)
Dividends declared and paid | $			$ 0	$ 0
Restricted stock units with potential future dilutive effect not included in calculation of diluted earnings per share			863,333	1,065,000
Weighted average remaining contractual life of outstanding share options (in years)			2 years 8 months 19 days	2 years 10 months 9 days
Share based compensation by share based payment arrangement exercise price per share | $ / shares			$ 0	$ 1.30
Common shares [member]
Disclosure of Shareholder's Equity [Line Items]
Common shares issued and fully paid			210,490,807
Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of other equity instruments exercised or vested in share-based payment arrangement			287,778	16,667
Share based compensation by share based payment arrangement exercise price per share | $ / shares			$ 0	$ 1.13
Share based compensation by share based payment arrangement equity instruments other than options granted during the period			0	990,000
Stock options granted [Member]
Disclosure of Shareholder's Equity [Line Items]
Share based compensation by share based payment arrangement exercise price per share | $ / shares		$ 0.65
Share based compensation by share based payment arrangement arrangement fair value of stock options granted | $		$ 344
Restricted stock units granted [Member] | Restricted Stock Units [Member]
Disclosure of Shareholder's Equity [Line Items]
Share based compensation by share based payment arrangement equity instruments other than options granted during the period		1,000,000
Share based compensation by share based payment arrangement equity instruments other than options granted during the period weighted average fair value per share | $ / shares		$ 0.64
Long-Term Equity Incentive Plan [Member]
Disclosure of Shareholder's Equity [Line Items]
Percentage of shares reserved for issue under options and contracts for sale of shares			10.00%
Number of instruments granted in share-based payment arrangement			21,049,081